Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	$ 58,739	$ 56,056
Less: Allowance for credit losses	(29,421)	(19,221)
Accounts receivable, net	$ 29,318	$ 36,835